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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco High Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-HINC2-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–127.04%(b)

Aerospace & Defense–4.34%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$565,000	$630,681
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(c)	822,000	907,282
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(c)	439,000	426,928
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	1,012,000	1,072,720
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/21(c)	230,000	234,313
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(c)	420,000	428,925
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	880,000	872,300
6.00%, 07/15/22	615,000	624,994
6.50%, 07/15/24	446,000	457,707
7.50%, 07/15/21	300,000	323,625
		5,979,475

Agricultural & Farm Machinery–0.48%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	708,000	658,440

Agricultural Products–0.27%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	361,000	366,415

Airlines–1.10%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(c)	323,036	343,831
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 12/01/20	905,000	927,625
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	168,891	171,424
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	67,160	75,535
		1,518,415

Alternative Carriers–2.46%

EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	350,000	366,187
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	811,000	831,275
Level 3 Communications Inc., Sr. Unsec. Notes, 5.75%, 12/01/22(c)	475,000	479,750
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(c)	965,000	981,887

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 01/15/21	$690,000	$724,500
		3,383,599

Apparel Retail–2.92%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(c)	1,413,000	1,526,040
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	383,000	414,597
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	259,613
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(c)	1,581,000	1,624,477
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(c)	187,000	199,623
		4,024,350

Apparel, Accessories & Luxury Goods–0.23%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	301,000	313,793

Application Software–0.49%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(c)	667,000	675,338

Auto Parts & Equipment–2.41%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(c)	519,000	554,033
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	989,000	1,035,977
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(c)	310,000	313,875
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(c)	347,000	345,699
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(c)	1,044,000	1,067,490
		3,317,074

Automobile Manufacturers–0.14%

General Motors Co., Sr. Unsec. Global Notes, 4.88%, 10/02/23	180,000	190,913

Automotive Retail–0.32%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	289,000	293,335
Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(c)	150,000	149,250
		442,585

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Broadcasting–2.46%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$398,000	$416,905
iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(c)	374,000	366,520
Sr. Unsec. Global Notes, 10.00%, 01/15/18	861,000	689,876
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	518,000	534,188
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(c)	1,335,000	1,308,300
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	65,000	67,275
		3,383,064

Building Products–4.53%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(c)	1,438,000	1,502,710
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(c)	891,000	928,868
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,232,000	1,273,580
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(c)	537,000	532,623
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,190,000	1,291,150
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(c)	103,000	106,605
7.88%, 03/30/20(c)	555,000	602,175
		6,237,711

Cable & Satellite–7.43%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(c)	1,206,000	1,251,225
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	1,233,000	1,245,330
5.25%, 09/30/22	360,000	360,000
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	290,000	295,438
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,981,000	2,015,667
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/24(c)	580,000	585,800
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	249,000	275,456
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	790,000	823,575
8.13%, 06/01/23	1,245,000	1,313,475

	Principal Amount	Value

Cable & Satellite–(continued)

Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(c)	$1,420,000	$1,451,524
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	600,000	622,500
		10,239,990

Casinos & Gaming–2.35%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	902,000	965,140
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(c)	119,000	117,215
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(c)	148,000	131,350
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	840,000	903,000
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	595,000	600,950
7.75%, 03/15/22	465,000	525,450
		3,243,105

Coal & Consumable Fuels–1.09%

CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(c)	1,255,000	1,259,706
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	259,000	244,108
		1,503,814

Commercial Printing–0.21%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(c)	283,000	289,721

Communications Equipment–1.76%

Avaya Inc., 7.00%, 04/01/19(c)	920,000	903,900
Sec. Gtd. Notes, 10.50%, 03/01/21(c)	475,000	417,406
Sr. Sec. Gtd. Notes, 9.00%, 04/01/19(c)	1,077,000	1,109,310
		2,430,616

Construction & Engineering–1.61%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(c)	365,000	385,196
5.88%, 10/15/24(c)	707,000	755,492

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,076,250
		2,216,938

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Construction Machinery & Heavy Trucks–4.20%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(c)	$766,000	$810,045
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	1,380,000	1,435,200
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	645,000	661,125
6.75%, 06/15/21	528,000	555,720
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	1,150,000	1,194,562
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	1,090,000	1,122,700
		5,779,352

Construction Materials–1.99%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(c)	455,000	458,697
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(c)	1,100,000	1,118,975
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(c)	175,000	185,063
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	911,000	981,602
		2,744,337

Consumer Finance–0.70%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	206,000	210,378
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	178,000	209,150
8.00%, 03/15/20	458,000	544,447
		963,975

Data Processing & Outsourced Services–2.55%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,025,000	1,080,094
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	444,000	529,470
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,644,000	1,907,040
		3,516,604

	Principal Amount	Value

Distillers & Vintners–0.71%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(d)	$422,579	$395,111
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.75%, 05/01/21	280,000	280,350
4.75%, 11/15/24	295,000	302,375
		977,836

Diversified Banks–0.37%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	515,274

Diversified Metals & Mining–1.97%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(c)	435,000	418,687
6.88%, 04/01/22(c)	796,000	718,390
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	842,000	888,310
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(c)	263,000	276,150
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	433,000	408,103
		2,709,640

Diversified Support Services–0.30%

Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.75%, 09/01/19(c)	400,000	417,500

Electrical Components & Equipment–0.23%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(c)	315,000	319,725

Environmental & Facilities Services–0.17%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	220,000	231,000

Food Retail–1.22%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(c)	1,651,000	1,684,020

Forest Products–0.01%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(e)(f)	8,627	7,505
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(c)(e)(g)	60,000	300
		7,805

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Gas Utilities–2.02%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$1,191,000	$1,191,000
6.75%, 01/15/22	128,000	128,640
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	1,013,000	1,005,402
7.38%, 08/01/21	425,000	456,875
		2,781,917

Gold–1.02%

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(c)	1,435,000	1,400,919

Health Care Equipment–0.32%

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	480,000	445,200

Health Care Facilities–5.67%

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	434,000	448,105
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	1,270,260	1,352,827
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	649,650
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	1,372,000	1,502,340
6.50%, 02/15/20	510,000	567,375
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	283,000	325,450
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	144,000	150,120
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	544,000	580,720
Sr. Unsec. Global Notes, 6.75%, 02/01/20	785,000	824,250
8.13%, 04/01/22	1,250,000	1,406,250
		7,807,087

Health Care Services–1.18%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(c)	1,198,000	1,257,900
Omnicare Inc., Sr. Unsec. Notes, 5.00%, 12/01/24	360,000	368,550
		1,626,450

Home Improvement Retail–1.08%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(c)	1,518,000	1,485,742

	Principal Amount	Value

Homebuilding–3.26%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(c)	$1,732,000	$1,703,855
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(c)	240,000	237,000
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	573,000	580,162
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(c)	281,000	297,157
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(c)	520,000	510,900
8.00%, 11/01/19(c)	305,000	305,000
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	265,808
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	597,000	588,045
		4,487,927

Hotels, Resorts & Cruise Lines–0.12%

NCL Corp. Ltd., Sr. Unsec. Notes, 5.25%, 11/15/19(c)	160,000	162,200

Household Products–1.51%

Reynolds Group Holdings Inc., 5.75%, 10/15/20	887,000	912,501
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	1,111,000	1,169,328
		2,081,829

Independent Power Producers & Energy Traders–1.60%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	594,000	683,100
8.00%, 10/15/17	5,000	5,688
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	1,021,000	1,037,591
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	298,000	307,685
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	147,611	163,848
		2,197,912

Industrial Conglomerates–0.94%

Unifrax I LLC/Unifrax Holding Co., Sr. Sec. Gtd. Notes, 7.50%, 02/15/19(c)	560,000	575,400
Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	695,000	714,113
		1,289,513

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Industrial Machinery–0.78%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(c)	$95,000	$98,087
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(c)	940,000	976,425
		1,074,512

Integrated Oil & Gas–0.71%

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(c)	1,078,000	980,980

Internet Software & Services–1.30%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	1,477,000	1,595,160
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	190,000	192,850
		1,788,010

Leisure Facilities–0.23%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	310,000	313,488

Marine–0.82%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(c)	1,119,000	1,135,785

Metal & Glass Containers–2.16%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	743,000	774,577
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,962,000	1,966,905
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(c)	230,000	234,313
		2,975,795

Movies & Entertainment–0.97%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	290,000	299,063
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(c)	550,000	576,125
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	465,000	460,931
		1,336,119

	Principal Amount	Value

Oil & Gas Drilling–1.52%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/15/22	$31,000	$26,466
7.50%, 08/01/20	632,000	580,650
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	582,000	496,883
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	578,000	568,607
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(c)	461,000	427,278
		2,099,884

Oil & Gas Equipment & Services–1.96%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	694,000	721,760
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	894,000	850,418
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(c)	371,000	350,595
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	606,000	509,040
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(c)	277,000	263,496
		2,695,309

Oil & Gas Exploration & Production–6.13%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(c)	376,000	345,450
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(c)	619,000	594,240
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	885,000	866,194
6.00%, 12/01/20	116,000	116,870
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	668,000	588,675
Carrizo Oil & Gas Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(c)	272,000	275,060
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	343,000	385,446
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	675,000	623,531
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	646,000	610,470
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	956,000	771,970
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	559,000	427,635

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	$274,000	$263,040
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	206,000	190,293
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	560,000	519,400
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(c)	938,000	877,030
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(c)	409,000	366,055
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	532,000	413,630
SM Energy Co., Sr. Unsec. Notes, 6.13%, 11/15/22(c)	218,000	211,460
		8,446,449

Oil & Gas Refining & Marketing–1.06%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(c)	1,529,000	1,465,929

Oil & Gas Storage & Transportation–4.06%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	49,000	51,083
Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	249,000	259,583
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	1,020,000	1,032,750
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	882,000	1,010,992
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	487,000	504,654
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(c)	787,000	814,545
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 03/01/22	123,000	127,305
Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	357,000	365,925
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	419,487
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	271,000	259,076

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$656,000	$670,760
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(c)	80,000	82,600
		5,598,760

Packaged Foods & Meats–4.75%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(c)	200,000	224,700
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	1,700,000	1,759,500
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(c)	216,000	228,020
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(c)	600,000	636,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(c)	600,000	631,500
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16(c)	185,000	206,738
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(c)	200,000	223,000
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(c)	204,000	202,674
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	603,000	610,537
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(c)	433,000	410,268
6.75%, 12/01/21(c)	110,000	108,075
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(c)	106,000	112,625
6.63%, 08/15/22	447,000	484,436
Treehouse Foods Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/22	143,000	146,933
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	535,000	565,762
		6,550,768

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Paper Packaging–1.01%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	$35,000	$35,306
4.88%, 11/15/22	968,000	978,890
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc.,Sr. Unsec. Notes, 6.38%, 05/01/22(c)	378,000	372,330
		1,386,526

Paper Products–0.99%

Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(c)	354,000	359,752
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	986,000	1,010,650
		1,370,402

Personal Products–0.59%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	796,000	815,900

Pharmaceuticals–2.20%

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(c)	420,000	430,500
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(c)	1,136,000	1,151,620
6.38%, 10/15/20(c)	900,000	940,500
6.75%, 08/15/21(c)	126,000	132,615
7.50%, 07/15/21(c)	340,000	369,750
		3,024,985

Real Estate Services–0.25%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	343,000	345,573

Regional Banks–0.78%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	950,000	1,075,875

Security & Alarm Services–0.23%

ADT Corp. (The), 6.25%, 10/15/21	302,000	318,233

Semiconductor Equipment–2.10%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	2,353,000	2,329,470
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(c)	538,000	558,175
		2,887,645

	Principal Amount	Value

Semiconductors–2.24%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(c)	$715,000	$741,813
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(c)	340,000	343,400
5.88%, 02/15/22(c)	793,000	842,562
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(c)	1,080,000	1,152,900
		3,080,675

Specialized Finance–3.84%

Aircastle Ltd., Sr. Unsec. Global Notes 7.63%, 04/15/20	878,000	1,002,017
Sr. Unsec. Notes, 5.13%, 03/15/21	470,000	478,812
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	940,000	972,900
5.00%, 08/01/23	75,000	77,625
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	622,000	652,789
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	205,000	222,425
Sr. Unsec. Notes, 8.25%, 12/15/20	1,365,000	1,658,475
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(c)	220,000	229,075
		5,294,118

Specialized REIT’s–1.06%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	730,000	741,863
Sr. Unsec. Notes, 4.88%, 04/15/22	713,000	717,456
		1,459,319

Specialty Chemicals–0.50%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	690,000	695,175

Specialty Stores–1.38%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(c)	1,857,000	1,882,534
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	23,000	24,265
		1,906,799

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Steel–3.82%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	$580,000	$550,275
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	787,000	832,253
6.75%, 02/25/22	840,000	912,912
Magnetation LLC/Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(c)	1,309,000	852,486
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(c)	315,000	327,600
5.50%, 10/01/24(c)	291,000	307,005
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(c)	411,000	433,605
7.38%, 02/01/20(c)	994,000	1,048,670
		5,264,806

Trading Companies & Distributors–0.60%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Notes, 5.00%, 10/01/21(c)	405,000	425,250
HD Supply Inc., Sr. Sec. Gtd. Notes, 5.25%, 12/15/21(c)	210,000	215,250
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	180,000	192,600
		833,100

Wireless Telecommunication Services–9.26%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(c)	225,000	231,120
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(c)	855,000	844,312
7.00%, 02/15/20(c)	235,000	241,533
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(c)	1,404,000	1,370,655
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	1,045,000	984,912
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	776,000	750,780
11.50%, 11/15/21	165,000	205,838
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	1,370,000	1,407,675
7.88%, 09/15/23	1,057,000	1,115,135
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	1,900,000	1,971,250
Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	1,242,000	1,266,840
6.84%, 04/28/23	303,000	316,635

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Notes, 4.75%, 07/15/20(c)		$435,000	$419,775
7.38%, 04/23/21(c)		1,464,000	1,416,420
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 04/30/20(c)		200,000	207,750
			12,750,630
Total U.S. Dollar Denominated Bonds & Notes (Cost $176,291,348)			175,020,669

Non-U.S. Dollar Denominated Bonds & Notes–6.82%(h)

Auto Parts & Equipment–0.40%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(c)	EUR	440,000	556,397

Broadcasting–0.47%

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(c)	EUR	210,000	274,170
REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(c)	EUR	280,000	365,559
			639,729

Cable & Satellite–0.26%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	103,000	170,555
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(c)	GBP	116,000	192,147
			362,702

Casinos & Gaming–0.53%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(c)	GBP	337,500	555,115
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	115,000	176,038
			731,153

Construction Materials–0.56%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(c)	EUR	380,000	432,236
Manutencoop Facility Management S.p.A. (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(c)	EUR	230,000	240,225
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(c)	EUR	100,000	104,445
			776,906

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

		Principal Amount	Value

Environmental & Facilities Services–0.31%

Waste Italia S.p.A. (Italy), Sr. Sec. Gtd. Bonds, 10.50%, 11/15/19(c)	EUR	375,000	$431,305

Food Distributors–0.52%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(c)	GBP	440,000	716,201

Hotels, Resorts & Cruise Lines–0.44%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	415,836
TUI AG (Germany), Sr. Unsec. Notes, 4.50%, 10/01/19	EUR	150,000	194,203
			610,039

Internet Software & Services–0.35%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(c)	EUR	360,000	475,824

Multi-Sector Holdings–0.59%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(c)	GBP	100,000	142,337
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(c)	GBP	471,000	670,409
			812,746

Other Diversified Financial Services–1.70%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(c)	EUR	160,000	159,951
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(c)	EUR	100,000	99,969
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	555,000	953,601
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(c)	EUR	370,000	450,857
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	400,000	679,470
			2,343,848

Personal Products–0.14%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Bonds, 4.75%, 11/15/21(c)	EUR	150,000	196,227

		Principal Amount	Value

Publishing–0.11%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.63%, 06/01/19(c)	GBP	100,000	$148,390

Specialized Finance–0.44%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(c)	GBP	100,000	162,057
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(c)	GBP	269,000	435,935
			597,992
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,189,275)			9,399,459

	Shares

Common Stocks & Other Equity Interests–0.72%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	0

Automobile Manufacturers–0.60%

General Motors Co. (j)	15,905	531,704
General Motors Co. -Wts. expiring 07/10/16(i)(j)	6,555	153,656
General Motors Co. -Wts. expiring 07/10/19(i)(j)	6,555	100,034
Motors Liquidation Co. GUC Trust	1,673	30,365
		815,759

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(i)	9,308	1,722

Paper Products–0.12%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $397,010) (c)(k)	1,840	165,600
Total Common Stocks & Other Equity Interests (Cost $1,288,596)		983,081

	Principal Amount

Variable Rate Senior Loan Interests–0.69%(l)

Diversified Support Services–0.51%

Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18	$725,613	706,112

Health Care Facilities–0.18%

Acadia Healthcare Co., Inc., Sr. Unsec. Term Loan, —%, 10/30/15(m)	245,000	245,000
Total Variable Rate Senior Loan Interests (Cost $947,181)		951,112

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Shares	Value

Money Market Funds–0.66%

Liquid Assets Portfolio –Institutional Class (n)	456,879	$456,879
Premier Portfolio –Institutional Class (n)	456,879	456,879
Total Money Market Funds (Cost $913,758)		913,758
TOTAL INVESTMENTS–135.93% (Cost $189,630,158)		187,268,079
OTHER ASSETS LESS LIABILITIES–(35.93)%		(49,501,659)
NET ASSETS–100.00%		$137,766,420

Investment Abbreviations:

Ctfs.	—	Certificates
EUR	—	Euro
GBP	—	British Pound Sterling
Gtd.	—	Guaranteed
PIK	—	Payment-in-Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $81,006,166, which represented 58.80% of the Trust’s Net Assets.

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Emerald Plantation Holdings Ltd.	6.00%	8.00%
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2014 represented less than 1% of the Trust’s Net Assets.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(n)	The money market fund and the Trust are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco High Income Trust II

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

Invesco High Income Trust II

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – Leverage exists when a Trust can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,731,239	$165,600	$0	$1,896,839
Corporate Debt Securities	—	175,020,669	—	175,020,669
Foreign Debt Securities	—	9,399,459	—	9,399,459
Variable Rate Senior Loan Interests	—	951,112	—	951,112
	1,731,239	185,536,840	0	187,268,079
Forward Foreign Currency Contracts*	—	542,851	—	542,851
Total Investments	$1,731,239	$186,079,691	$0	$187,810,930
*	Unrealized appreciation.

Invesco High Income Trust II

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$599,487	$(56,636)

Effect of Derivative Investments for the nine months ended November 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$286,126
Change in Unrealized Appreciation: Currency risk	706,495
Total	$992,621

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$20,574,967

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/14	Citigroup Global Markets Inc.	EUR	5,026,103	USD	6,581,137	$6,249,886	$331,251
12/15/14	Citigroup Global Markets Inc.	USD	2,351,597	EUR	1,845,587	2,294,961	(56,636)
12/15/14	Citigroup Global Markets Inc.	GBP	2,509,350	USD	4,136,238	3,919,174	217,064
12/15/14	RBC Capital Markets Corp.	GBP	1,000,000	USD	1,613,000	1,561,828	51,172
Total Open Forward Foreign Currency Contracts - Currency Risk							$542,851

Currency Abbreviations:
EUR	—	Euro
GBP	—	British Pound Sterling
USD	—	U.S. Dollar

Invesco High Income Trust II

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2014, the Trust had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Acadia Healthcare Co., Inc.	Term Loan	$245,000	$245,000

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $145,443,170 and $140,648,222, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,991,991
Aggregate unrealized (depreciation) of investment securities	(5,942,560)
Net unrealized appreciation (depreciation) of investment securities	$(2,950,569)
Cost of investments for tax purposes is $190,218,648.

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$245,000	$245,000
Citibank, N.A.	725,613	706,112
Total	$970,613	$951,112

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.